Certain relationships and related party transactions - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Millions					12 Months Ended
	Jul. 29, 2021	Jul. 21, 2021	Feb. 08, 2021	Mar. 31, 2019	Dec. 31, 2021	Dec. 31, 2020	Jan. 31, 2022
Defined Benefit Plan Disclosure [Line Items]
Repayments of debt	$ 433.0
Revenue from related parties					$ 1.5	$ 0.2
Share price		$ 10.00
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Intrinsic Value		$ 75.0			2,598,653.0
Reversal of allowance					0.0	117.1
Subsequent Event [Member]
Defined Benefit Plan Disclosure [Line Items]
Share price							$ 10.00
Maximum [Member]
Defined Benefit Plan Disclosure [Line Items]
Number of shares purchased		3,750,000
Minimum [Member]
Defined Benefit Plan Disclosure [Line Items]
Number of shares purchased		7,500,000
Promissory Notes [Member]
Defined Benefit Plan Disclosure [Line Items]
Line of credit facility, current borrowing capacity				$ 95.2
Line of credit facility, remaining borrowing capacity				52.5
Line of credit facility, maximum borrowing capacity				$ 147.7
Debt instrument, interest rate, stated percentage				3.00%
Debt instrument, maturity date				Mar. 30, 2020
Appgate [Member] | Promissory Notes [Member]
Defined Benefit Plan Disclosure [Line Items]
Payments for advance to affiliate						$ 19.4
Due from related parties, current				$ 147.1
Appgate [Member] | Promissory Notes [Member] | Subsequent Event [Member]
Defined Benefit Plan Disclosure [Line Items]
Due from related parties			$ 120.6
Debt instrument, principal payment			117.1
Debt instrument, interest payment			1.1
Repayments of debt			$ 154.3
Appgate [Member] | Promissory Notes [Member] | Maximum [Member]
Defined Benefit Plan Disclosure [Line Items]
Due from related parties, current				$ 30.0
Affiliates Of BC Partners [Member]
Defined Benefit Plan Disclosure [Line Items]
Percentage of total investment by related parties of term facilities						5.00%
Pico Quantitative Trading LLC [Member]
Defined Benefit Plan Disclosure [Line Items]
Revenue from related parties					0.2	$ 0.6
Presidio Holdings [Member]
Defined Benefit Plan Disclosure [Line Items]
Related party costs					0.3
Payments to services provided by related party					0.3	0.2
Altice USA, Inc.
Defined Benefit Plan Disclosure [Line Items]
Amount billed to related party					0.3	0.4
Transition Services Agreement [Member] | Appgate [Member]
Defined Benefit Plan Disclosure [Line Items]
Related party transaction, amounts of transaction						3.9
Management Consulting Fee And Structuring Fee [Member] | Service Provider [Member]
Defined Benefit Plan Disclosure [Line Items]
Related party transaction, amounts of transaction						1.0
Due to related party						$ 22.7
Board Fees [Member] | Accured Liabilities [Member]
Defined Benefit Plan Disclosure [Line Items]
Due to related party					$ 0.5